SUBSEQUENT EVENT (Details Narrative) - Non adjustment Events [Member]	Aug. 07, 2024 shares
October Issuance [Member]
IfrsStatementLineItems [Line Items]
Number of warrants remaining outstanding	6,400,000
April Issuance [Member]
IfrsStatementLineItems [Line Items]
Number of warrants remaining outstanding	13,513,514